Business Acquisitions (Details) $ in Millions				3 Months Ended		12 Months Ended
	Nov. 01, 2021 USD ($) shares	Jan. 21, 2021 USD ($)	Sep. 03, 2019 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | item				0
Goodwill				$ 1,346		$ 1,358	$ 1,028	$ 1,023
Amortization expense				23	$ 15	67	62	68
Acquisition related cost		$ 3					3
Net loss				(91)	(114)	(473)	(618)	$ 134
Egencia acquisition adjustments				2
Proforma revenue					148
Proforma net loss					201
Ovation Group
Business Acquisition [Line Items]
Purchase consideration		57
Deferred Contingent consideration		4
Goodwill		36
Amortization expense		29
Net liabilities assumed		8
Acquisition related cost		3
Revenue					2	23
Net loss					$ 4	16
Proforma revenue							829
Proforma net loss							637
Ovation Group | Customer Relationships
Business Acquisition [Line Items]
Amortization expense		$ 25
Intangible assets, Estimated useful lives		10 years
Ovation Group | Trade Names
Business Acquisition [Line Items]
Amortization expense		$ 4
Intangible assets, Estimated useful lives		5 years
Egencia
Business Acquisition [Line Items]
Net liabilities assumed	$ 308
Acquisition related cost	$ 15					13	2
Revenue				66		33
Net loss				28		(26)
Number of shares issued during acquisition | shares	8,413,972
Fair value	$ 816
Percentage of equity interests acquired	19.00%
Egencia acquisition adjustments				$ 2
Proforma revenue						889	960
Proforma net loss						$ (701)	$ (1,032)
DER
Business Acquisition [Line Items]
Purchase consideration			$ 25
Goodwill			26
Amortization expense			11
Net liabilities assumed			$ 12
Intangible assets, Estimated useful lives			10 years
Acquisition related cost			$ 2